Capital management (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Capital management
Working capital	$ 14,006,785		$ 13,797,579
Shareholders' equity	40,768,754		59,423,106		$ (6,082,923)
Debt	190,905		112,707
Cash and cash equivalents [note 7]	$ 12,202,513	$ 12,202,513	$ 18,104,899	$ 18,104,899	$ 34,431